Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-2

Collection Period	12/01/19-12/31/19
Determination Date	1/9/2020
Distribution Date	1/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,057,839,538.53
2.	Collections allocable to Principal		$32,930,397.43
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,884,164.98
5.	Pool Balance on the close of the last day of the related Collection Period		$1,023,024,976.12
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		68,342
7.	Initial Pool Balance		$1,368,421,077.86
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$335,285,632.82	$308,047,689.00
	c. Class A-2b Floating Rate Note Balance	$93,264,431.94	$85,687,813.35
	d. Class A-3 Note Balance	$429,120,000.00	$429,120,000.00
	e. Class A-4 Note Balance	$101,640,000.00	$101,640,000.00
	f. Class B Note Balance	$38,320,000.00	$38,320,000.00
	g. Class C Note Balance	$32,160,000.00	$32,160,000.00
	h. Class D Note Balance	$23,260,000.00	$23,260,000.00
	i. Note Balance (sum a - h)	$1,053,050,064.76	$1,018,235,502.35
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.9326443	0.8568781
	c. Class A-2b Floating Rate Note Pool Factor	0.9326443	0.8568781
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7714652	0.7459601
10.	Overcollateralization Target Amount		$4,789,473.77
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,789,473.77
12.	Weighted Average Coupon		8.62%
13.	Weighted Average Original Term	months	66.36
14.	Weighted Average Remaining Term	months	54.01
15.	1-Month LIBOR for the interest period ending 1/14/2020		1.73975%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 1/14/2020		1.93975%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,632,398.97
	b. Liquidation Proceeds allocable to Finance Charge		$2,411.22
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,634,810.19
18.	Principal:
	a. Collections allocable to Principal		$32,930,397.43
	b. Liquidation Proceeds allocable to Principal		$634,395.08
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$33,564,792.51
19.	Total Finance Charge and Principal Collections (17d + 18d)		$41,199,602.70
20.	Interest Income from Collection Account		$50,777.63
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$41,250,380.33

Available Funds
23.	Available Collections	$41,250,380.33
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$41,250,380.33
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$881,532.95
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$881,532.95
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$751,598.63
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$751,598.63
	i. Class A-2b Monthly Interest	$150,758.07
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$150,758.07
	m. Class A-3 Monthly Interest	$958,368.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	958,368.00
	q. Class A-4 Monthly Interest	$234,619.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$234,619.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$96,119.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$96,119.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$84,688.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$84,688.00
34.	Tertiary Principal Distributable Amount	$6,765,088.64
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$66,097.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$66,097.17

36.	Quaternary Principal Distributable Amount	$23,260,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$33,248,869.79
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$4,789,473.77
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,634,810.19
	b. Total Daily Deposits of Principal Collections	$33,564,792.51
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$50,777.63
	e. Total Deposits to Collection Account (sum a - d)	$41,250,380.33
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$881,532.95
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$37,156,810.61
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,212,036.77
	f. Total Withdrawals from Collection Account (sum a - e)	$41,250,380.33
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$751,598.63
	c. Class A-2b Interest Distribution	$150,758.07
	d. Class A-3 Interest Distribution	$958,368.00
	e. Class A-4 Interest Distribution	$234,619.00
	f. Class B Interest Distribution	$96,119.33
	g. Class C Interest Distribution	$84,688.00
	h. Class D Interest Distribution	$66,097.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$27,237,943.82
	k. Class A-2b Principal Distribution	$7,576,618.59
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$37,156,810.61
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$27,989,542.45
	c. Class A-2b Distribution	$7,727,376.66
	d. Class A-3 Distribution	$958,368.00
	e. Class A-4 Distribution	$234,619.00
	f. Class B Distribution	$96,119.33
	g. Class C Distribution	$84,688.00
	h. Class D Distribution	$66,097.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$37,156,810.61

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,212,036.77
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,212,036.77
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,421,052.69
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,421,052.69
51.	Investment Earnings	$4,584.05
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,425,636.74
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$4,584.05
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,421,052.69
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$881,532.95
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$37,156,810.61
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,212,036.77
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$4,584.05
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$27,989,542.45
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$7,727,376.66
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$958,368.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$234,619.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$96,119.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$84,688.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$66,097.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,212,036.77

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,401	$21,854,856.62
	b. 61 to 90 days past due	588	$9,972,982.81
	c. 91 to 120 days past due	161	$2,118,824.04
	d. 121 or more days past due	1	$18,377.91
	e. Total Past Due (sum a - d)	2,151	$33,965,041.38
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.3201%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	138	$1,884,164.98
77.	Recoveries	126	$636,806.30
78.	Net Losses (Ln 76 - Ln 77)		$1,247,358.68
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1179%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	719	$11,666,958.78
81.	Recoveries	475	$3,977,962.52
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$7,688,996.26
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.5619%
84.	Average Net Loss on Defaulted Receivables		$10,694.01

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,596,234,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 9, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer